COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

COVA VARIABLE LIFE ACCOUNT ONE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova Flexible Premium Variable Life Insurance Policy prospectus:

1.   The following  changes are made to the  "Executive  Officers and Directors"
     section in Part II of the prospectus:

o Lorry E. Stensrud, William C. Mair, John W. Barber, Douglas E. Jacobs and Myron H. Sandberg are deleted.

o    The following replaces the information for Mark E. Reynolds:

          President and Director of Cova, CFLIC and FCLIC - June, 2000 to present; Executive Vice President and Director of Cova and CFLIC - May, 1997 to June, 2000; Chief Financial Officer and Director of FCLIC
          - May, 1997 to present; Executive Vice President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory - December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to present.

o    The following information is added:

          James A. Shepherdson III - Chairman of the Board and a Director of Cova and CFLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000; Chief Operating Officer, McGuinness Companies and Chief Operating Officer, Endeavor Group - September, 1978 to March, 1996.

          Gregory P. Brakovich - Director of Cova and CFLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director, Bankers Trust Co. - June, 1992 to March, 1996.

o The following supplements the information for Bernard J. Spaulding and Peter L. Witkewiz, respectively:

          Bernard J. Spaulding - Director of Cova, CFLIC and FCLIC since June, 2000.

          Peter L.  Witkewiz - Director  of Cova,  CFLIC and FCLIC  since  June,
          2000.

2.The following financial statements are added to the prospectus:



COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets:
 Investments:
    Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio        74,315 shares at a net asset value of   $22.879850 per share     $ 1,700,324
       Bond Debenture Portfolio                       28,803 shares at a net asset value of   $11.818836 per share         340,422
       Developing Growth Portfolio                    33,278 shares at a net asset value of   $12.436639 per share         413,862
       Large Cap Research Portfolio                   38,602 shares at a net asset value of   $12.981956 per share         501,124
       Mid-Cap Value Portfolio                        27,990 shares at a net asset value of   $13.030863 per share         364,733
       Quality Bond Portfolio                         11,732 shares at a net asset value of   $10.407309 per share         122,095
       Small Cap Stock Portfolio                      17,193 shares at a net asset value of   $16.700167 per share         287,124
       Large Cap Stock Portfolio                      52,843 shares at a net asset value of   $18.543961 per share         979,921
       Select Equity Portfolio                        63,421 shares at a net asset value of   $14.816764 per share         939,701
       International Equity Portfolio                 15,169 shares at a net asset value of   $14.530295 per share         220,406
    General American Capital Company (GACC):
       Money Market Fund                              38,007 shares at a net asset value of   $20.873908 per share         793,360
    Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                             6 shares at a net asset value of       $15.57 per share              98
       Aggressive Equity Fund                              7 shares at a net asset value of       $13.48 per share              99
       Non-US Fund                                         7 shares at a net asset value of       $13.11 per share             101
       Core Bond Fund                                     10 shares at a net asset value of        $9.85 per share             102
       Real Estate Securities Fund                        11 shares at a net asset value of        $9.73 per share             103
    AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                             3,612 shares at a net asset value of       $33.41 per share         120,669
       AIM V.I. Capital Appreciation Fund              4,413 shares at a net asset value of       $38.51 per share         169,940
       AIM V.I. International Equity Fund                111 shares at a net asset value of       $26.11 per share           2,903
    Alliance Variable Products Series





          Fund, Inc. (Alliance):
       Premier Growth Portfolio                          498 shares at a net asset value of       $39.60 per share          19,733
       Real Estate Investment Portfolio                  975 shares at a net asset value of        $9.84 per share           9,595
    Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series             1,101 shares at a net asset value of        $2.61 per share           2,874
    Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
       Growth and Income Fund                            501 shares at a net asset value of       $10.97 per share           5,494
       International Equity Fund                           7 shares at a net asset value of       $14.24 per share             100
       Global Income Fund                                 10 shares at a net asset value of       $10.15 per share             101





    Kemper Variable Series (Kemper):
       Kemper Small Cap Growth Portfolio               3,808 shares at a net asset value of    $2.639950 per share          10,052
       Kemper Small Cap Value Portfolio                2,705 shares at a net asset value of    $1.058730 per share           2,864
       Kemper Government Securities Portfolio             91 shares at a net asset value of    $1.120430 per share             102
    MFS Variable Insurance Trust (MFS):
       MFS Research Series                               209 shares at a net asset value of       $23.24 per share           4,859
       MFS Growth with Income Series                     842 shares at a net asset value of       $21.15 per share          17,813
       MFS Emerging Growth Series                         79 shares at a net asset value of       $35.05 per share           2,765
       MFS High Income Series                            270 shares at a net asset value of       $10.57 per share           2,851
       MFS Global Governments Series                      11 shares at a net asset value of        $9.68 per share             102
    Oppenheimer Variable Account Funds
          (Oppenheimer):
       Oppenheimer Capital Appreciation Fund               2 shares at a net asset value of       $51.14 per share              99
       Oppenheimer Main Street Growth &
          Income Fund                                      4 shares at a net asset value of       $23.35 per share              99
       Oppenheimer High Income Fund                       11 shares at a net asset value of        $9.57 per share             101
       Oppenheimer Bond Fund                           1,023 shares at a net asset value of       $10.81 per share          11,055
       Oppenheimer Strategic Bond Fund                    22 shares at a net asset value of        $4.65 per share             102


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets, continued:
  Investments, continued:
     Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                     606 shares at a net asset value of $23.21 per share         $ 14,069
        Putnam VT New Value Fund                               9 shares at a net asset value of $11.36 per share              101
        Putnam VT Vista Fund                                 441 shares at a net asset value of $23.79 per share           10,486
        Putnam VT International Growth Fund                    5 shares at a net asset value of $19.69 per share              102
        Putnam VT International New Opportunities Fund       939 shares at a net asset value of $18.87 per share           17,726
     Franklin Templeton Variable Insurance Products
          Trust (Templeton)
        Templeton Global Income Securities Fund            4,202 shares at a net asset value of $11.07 per share           46,522





        Franklin Small Cap Fund                            2,052 shares at a net asset value of $26.52 per share           54,409
        Templeton Growth Securities Fund                     542 shares at a net asset value of $13.26 per share            7,191
        Templeton International Securities Fund            1,824 shares at a net asset value of $19.31 per share           35,215
        Templeton Developing Markets Securities Fund         874 shares at a net asset value of  $6.39 per share            5,588





        Mutual Shares Securities Fund                          8 shares at a net asset value of $12.69 per share               99
        Franklin Large Cap Growth Securities Fund          3,475 shares at a net asset value of $22.28 per share           77,433
                                                                                                                      ------------
          Total assets                                                                                                $ 7,316,789
                                                                                                                      ============




Liabilities:
    Cova Lord Abbett Growth and Income                                                            $ 2
    Cova Bond Debenture                                                                             1
    Cova Mid-Cap Value                                                                              2
    GACC Money Market                                                                              80
    AIM V.I. Value                                                                                  2
    Alliance Premier Growth                                                                         1
    Alliance Real Estate Investment                                                                 1
    MFS Research                                                                                    1
    MFS Growth with Income                                                                          2
    MFS Emerging Growth                                                                             1
    Oppenheimer Bond                                                                                1
    Putnam VT Growth and Income                                                                     1
    Putnam VT Vista                                                                                 1
    Putnam VT International New Opportunities                                                       1
    Templeton International Securities                                                              1
                                                                                     -----------------
            Total liabilities                                                                    $ 98
                                                                                     =================




Net Assets:
    Cova Lord Abbett Growth and Income                                                    $ 1,700,322
    Cova Bond Debenture                                                                       340,421
    Cova Developing Growth                                                                    413,862
    Cova Large Cap Research                                                                   501,124
    Cova Mid-Cap Value                                                                        364,731
    Cova Quality Bond                                                                         122,095
    Cova Small Cap Stock                                                                      287,124










COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Net Assets, continued:
    Cova Large Cap Stock                                                          $ 979,921
    Cova Select Equity                                                              939,701
    Cova International Equity                                                       220,406
    GACC Money Market                                                               793,280
    Russell Multi-Style Equity                                                           98
    Russell Aggressive Equity                                                            99
    Russell Non-US                                                                      101
    Russell Core Bond                                                                   102
    Russell Real Estate Securities                                                      103
    AIM V.I. Value                                                                  120,667
    AIM V.I. Capital Appreciation                                                   169,940
    AIM V.I. International Equity                                                     2,903
    Alliance Premier Growth                                                          19,732
    Alliance Real Estate Investment                                                   9,594
    Liberty Newport Tiger Fund, Variable                                              2,874
    Goldman Sachs Growth and Income                                                   5,494
    Goldman Sachs International Equity                                                  100
    Goldman Sachs Global Income                                                         101
    Kemper Small Cap Growth                                                          10,052
    Kemper Small Cap Value                                                            2,864
    Kemper Government Securities                                                        102
    MFS Research                                                                      4,858
    MFS Growth with Income                                                           17,811
    MFS Emerging Growth                                                               2,764
    MFS High Income                                                                   2,851
    MFS Global Governments                                                              102
    Oppenheimer Capital Appreciation                                                     99
    Oppenheimer Main Street Growth & Income                                              99
    Oppenheimer High Income                                                             101
    Oppenheimer Bond                                                                 11,054
    Oppenheimer Strategic Bond                                                          102
    Putnam VT Growth and Income                                                      14,068
    Putnam VT New Value                                                                 101
    Putnam VT Vista                                                                  10,485
    Putnam VT International Growth                                                      102
    Putnam VT International New Opportunities                                        17,725
    Templeton Global Income Securities                                               46,522
    Franklin Small Cap                                                               54,409
    Templeton Growth Securities                                                       7,191





    Templeton International Securities                                               35,214





    Templeton Developing Markets Securities                                           5,588
    Templeton Mutual Shares Securities                                                   99
    Franklin Large Cap Growth Securities                                             77,433
                                                                              --------------
           Net assets                                                           $ 7,316,691
                                                                              ==============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited



                                                                                    Cova
                                          -------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                  Large                              Small
                                              and         Bond       Developing      Cap        Mid-Cap     Quality     Cap
                                            Income      Debenture     Growth      Research       Value       Bond      Stock
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------
Investment income:
   Dividends                            $     20,203       21,569            -        1,151        1,006     6,181           3

Expenses:
   Mortality and expense risk                      2            1            -            -            2         -           -
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------
       Net investment income (loss)           20,201       21,568            -        1,151        1,004     6,181           3
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   12,309        2,297          791        7,244        1,716       (12)      1,946
   Realized gain distributions                28,057            -       20,654       41,359        2,130         -      11,158
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------
       Net realized gain (loss)               40,366        2,297       21,445       48,603        3,846       (12)     13,104
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------





Change in unrealized appreciation            (92,556)     (18,936)     (60,693)     (70,017)      42,226    (2,625)    (10,425)
                                          -----------  -----------  -----------  -----------  -----------  --------  ----------

       Net increase (decrease) in net
         assets from operations         $    (31,989)       4,929      (39,248)     (20,263)      47,076     3,544       2,682
                                          ===========  ===========  ===========  ===========  ===========  ========  ==========






COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited



                                                          Cova                        GACC                  Russell
                                            -------------------------------------  ----------  ----------------------------------

                                              Large                                             Multi-
                                               Cap       Select      International   Money       Style     Aggressive
                                              Stock      Equity        Equity        Market     Equity      Equity       Non-US
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------
Investment income:
   Dividends                              $    5,976        4,626            936           -          -            -           -

Expenses:
   Mortality and expense risk                      -            -              -          80          -            -           -
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------
       Net investment income (loss)            5,976        4,626            936         (80)         -            -           -
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    5,585        2,924            642      27,966          -            -           -
   Realized gain distributions                74,427       62,025         13,625           -          -            -           -
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------
       Net realized gain (loss)               80,012       64,949         14,267      27,966          -            -           -
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------

Change in unrealized appreciation           (101,693)     (76,041)       (21,836)     (2,223)        (2)          (1)          1
                                            ---------  -----------  -------------  ----------  ---------  -----------  ----------






       Net increase (decrease) in net
         assets from operations           $  (15,705)      (6,466)        (6,633)     25,663         (2)          (1)          1
                                            =========  ===========  =============  ==========  =========  ===========  ==========

COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited

                                                    Russell                        AIM                            Alliance
                                           ----------------------  --------------------------------------  -----------------------

                                                         Real                     V.I.          V.I.                      Real
                                             Core       Estate       V.I.       Capital      International  Premier      Estate
                                             Bond      Securities    Value     Appreciation    Equity        Growth     Investment
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------
Investment income:
   Dividends                             $        -            -          -             -              -           -            -

Expenses:
   Mortality and expense risk                     -            -          2             -              -           1            1
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------
       Net investment income (loss)               -            -         (2)            -              -          (1)          (1)
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -        899            11              -          (1)           -
   Realized gain distributions                    -            -          -             -              -          35            4
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------
       Net realized gain (loss)                   -            -        899            11              -          34            4
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------

Change in unrealized appreciation                 2            3     (3,263)        7,557            (46)       (113)         (65)
                                           ---------  -----------  ---------  ------------  -------------  ----------  -----------

       Net increase (decrease) in net
         assets from operations          $        2            3     (2,366)        7,568            (46)        (80)         (62)
                                           =========  ===========  =========  ============  =============  ==========  ===========






COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited



                                           Liberty              Goldman Sachs                            Kemper
                                         -----------  ------------------------------------  -------------------------------------
                                           Newport
                                            Tiger      Growth                                  Small       Small
                                            Fund         and      International   Global        Cap         Cap       Government
                                          Variable     Income        Equity       Income      Growth       Value      Securities
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------





Investment income:
   Dividends                           $          -          -               -          -            -           -             -

Expenses:
   Mortality and expense risk                     -          -               -          -            -           -             -
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------
       Net investment income (loss)               -          -               -          -            -           -             -
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -          -               -          -            -           -             -
   Realized gain distributions                    -          -               -          -            -           -             -
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------
       Net realized gain (loss)                   -          -               -          -            -           -             -
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------

Change in unrealized appreciation                25       (104)              -          1          396          15             2
                                         -----------  ---------  --------------  ---------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets from operations        $         25       (104)              -          1          396          15             2
                                         ===========  =========  ==============  =========  ===========  ==========  ============

COVA VARIABLE LIFE ACCOUNT ONE

Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                       MFS                                       Oppenheimer
                                           -------------------------------------------------------------  --------------------------
                                                                                                                         Main Street
                                                         Growth                                                            Growth
                                                           and      Emerging      High        Global         Capital         and
                                            Research     Income      Growth      Income    Governments     Appreciation    Income
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------
Investment income:
   Dividends                             $          -          -            -         -               -              -            -

Expenses:
   Mortality and expense risk                       1          2            1         -               -              -            -
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------
       Net investment income (loss)                (1)        (2)          (1)        -               -              -            -
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------





Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (1)         -            -         -               -              -            -
   Realized gain distributions                      -          -            -         -               -              -            -
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------
       Net realized gain (loss)                    (1)         -            -         -               -              -            -
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------

Change in unrealized appreciation                  77        (38)         (84)        2               2             (1)          (1)
                                           -----------  ---------  -----------  --------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations          $         75        (40)         (85)        2               2             (1)          (1)
                                           ===========  =========  ===========  ========  ==============  =============  ===========

COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited

                                                         Oppenheimer                                 Putnam
                                          ---------------------------------- ---------------------------------------------------
                                                                                 VT
                                                                               Growth         VT                       VT
                                             High                 Strategic      and          New         VT      International
                                            Income      Bond        Bond       Income        Value      Vista        Growth
                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------
Investment income:
   Dividends                            $         -          -            -           -            -         -                -

Expenses:
   Mortality and expense risk                     -          1            -           1            -         1                -
                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------
       Net investment income (loss)               -         (1)           -          (1)           -        (1)               -
                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -          -            -           -            -         1                -
   Realized gain distributions                    -          -            -           -            -         -                -
                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------
       Net realized gain (loss)                   -          -            -           -            -         1                -
                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------

Change in unrealized appreciation                 1         63            2        (246)           1       256                2





                                          ----------  ---------  ----------- -----------  -----------  --------  ---------------

       Net increase (decrease) in net
         assets from operations         $         1         62            2        (247)           1       256                2
                                          ==========  =========  =========== ===========  ===========  ========  ===============


COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited








                                              Putnam                                           Templeton
                                           ------------- ---------------------------------------------------------------------------
                                                VT
                                           International   Global      Franklin                               Developing   Mutual
                                               New         Income       Small      Growth      International   Markets     Shares
                                           Opportunities  Securities     Cap      Securities   Securities     Securities  Securities
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------
Investment income:
   Dividends                              $           -       2,607         87           32             59            -           -

Expenses:
   Mortality and expense risk                         1           -          -            -              1            -           -
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------
       Net investment income (loss)                  (1)      2,607         87           32             58            -           -
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           -         (17)         3           (4)            (1)           -           -
   Realized gain distributions                        -           -         62          623            383            -           -
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------
       Net realized gain (loss)                       -         (17)        65          619            382            -           -
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------

Change in unrealized appreciation                   (74)     (1,768)     2,772         (430)           339           42          (1)
                                           ------------- -----------  ---------  -----------  -------------  ----------- -----------

       Net increase (decrease) in net
         assets from operations           $         (75)        822      2,924          221            779           42          (1)
                                           ============= ===========  =========  ===========  =============  =========== ===========



COVA VARIABLE LIFE ACCOUNT ONE Statement of Operations Period ended June 30, 2000 Unaudited









                                    Templeton
                                 -------------------
                                    Franklin
                                    Large Cap
                                     Growth
                                                   Securities              Total
                                               -------------------  -------------------
Investment income:
   Dividends                                 $                272               64,708

Expenses:
   Mortality and expense risk                                   -                   98
                                               -------------------  -------------------
       Net investment income (loss)                           272               64,610
                                               -------------------  -------------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                    (9)              64,289
   Realized gain distributions                              3,836              258,378
                                               -------------------  -------------------
       Net realized gain (loss)                             3,827              322,667
                                               -------------------  -------------------

Change in unrealized appreciation                             832             (408,663)
                                               -------------------  -------------------

       Net increase (decrease) in net
         assets from operations              $              4,931              (21,386)
                                               ===================  ===================


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited

                                                                                      Cova
                                           ---------------------------------------------------------------------------------------





                                            Lord Abbett
                                              Growth                                 Large                                Small
                                               and          Bond       Developing     Cap        Mid-Cap     Quality       Cap
                                              Income      Debenture     Growth      Research      Value        Bond       Stock
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $      20,201       21,568            -       1,151        1,004       6,181           3
     Net realized gain (loss)                   40,366        2,297       21,445      48,603        3,846         (12)     13,104
     Change in unrealized appreciation         (92,556)     (18,936)     (60,693)    (70,017)      42,226      (2,625)    (10,425)
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------
       Net increase (decrease) from
         operations                            (31,989)       4,929      (39,248)    (20,263)      47,076       3,544       2,682
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------

Contract transactions:
   Cova payments                                   100          100          100         100          100         100         100
   Cova redemptions                                  -            -            -           -            -           -           -
   Payments received from contract
     owners                                          -            -            -           -            -           -           -
   Transfers between sub-accounts, net          91,593      (36,029)     111,355     181,326       79,532      33,740      76,833
   Transfers for contract benefits,
     terminations and insurance charges        (36,922)     (39,873)      (4,087)    (61,066)      (3,573)     (1,115)     (4,940)
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                           54,771      (75,802)     107,368     120,360       76,059      32,725      71,993
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------

       Net increase (decrease) in net
         assets                                 22,782      (70,873)      68,120     100,097      123,135      36,269      74,675

Net assets at beginning of period            1,677,540      411,294      345,742     401,027      241,596      85,826     212,449
                                           ------------  -----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of period              $   1,700,322      340,421      413,862     501,124      364,731     122,095     287,124
                                           ============  ===========  ===========  ==========  ===========  ==========  ==========


COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited

                                                        Cova                       GACC                    Russell
                                          ------------------------------------  -----------  ------------------------------------

                                            Large                                              Multi-
                                             Cap       Select     International    Money        Style      Aggressive
                                            Stock      Equity       Equity        Market       Equity       Equity      Non-US
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $     5,976      4,626            936          (80)           -           -            -
     Net realized gain (loss)                80,012     64,949         14,267       27,966            -           -            -
     Change in unrealized appreciation     (101,693)   (76,041)       (21,836)      (2,223)          (2)         (1)           1
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                         (15,705)    (6,466)        (6,633)      25,663           (2)         (1)           1
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                100        100            100          100          100         100          100
   Cova redemptions                               -          -              -            -            -           -            -
   Payments received from contract
     owners                                       -          -              -    1,874,765            -           -            -
   Transfers between sub-accounts, net      195,849    126,684         84,044   (1,567,747)           -           -            -
   Transfers for contract benefits,
     terminations and insurance charges     (64,285)   (50,471)        (4,549)     (30,208)           -           -            -
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       131,664     76,313         79,595      276,910          100         100          100
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                             115,959     69,847         72,962      302,573           98          99          101

Net assets at beginning of period           863,962    869,854        147,444      490,707            -           -            -
                                          ---------- ----------  -------------  -----------  -----------  ----------  -----------
Net assets at end of period             $   979,921    939,701        220,406      793,280           98          99          101
                                          ========== ==========  =============  ===========  ===========  ==========  ===========

COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited












                                                   Russell                        AIM                             Alliance
                                           ----------------------  -------------------------------------  ------------------------

                                                         Real                    V.I.           V.I.                      Real
                                             Core       Estate       V.I.       Capital      International  Premier      Estate
                                             Bond     Securities     Value    Appreciation     Equity       Growth      Investment
                                           --------- ------------  --------- -------------  ------------  -----------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        -            -         (2)            -             -           (1)          (1)
     Net realized gain (loss)                     -            -        899            11             -           34            4
     Change in unrealized appreciation            2            3     (3,263)        7,557           (46)        (113)         (65)
                                           --------- ------------  --------- -------------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                               2            3     (2,366)        7,568           (46)         (80)         (62)
                                           --------- ------------  --------- -------------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                100          100        100           100           200          100          100
   Cova redemptions                               -            -          -             -             -            -            -
   Payments received from contract
     owners                                       -            -          -             -             -            -            -
   Transfers between sub-accounts, net            -            -    111,317       160,550         2,749       19,712        9,556
   Transfers for contract benefits,
     terminations and insurance charges           -            -    (14,306)         (724)            -            -            -
                                           --------- ------------  --------- -------------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           100          100     97,111       159,926         2,949       19,812        9,656
                                           --------- ------------  --------- -------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                                 102          103     94,745       167,494         2,903       19,732        9,594

Net assets at beginning of period                 -            -     25,922         2,446             -            -            -
                                           --------- ------------  --------- -------------  ------------  -----------  -----------
Net assets at end of period              $      102          103    120,667       169,940         2,903       19,732        9,594
                                           ========= ============  ========= =============  ============  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited






                                            Liberty                  Goldman Sachs                           Kemper
                                          -----------  -------------------------------------  -------------------------------------
                                            Newport
                                             Tiger       Growth                                  Small       Small
                                             Fund          and       International  Global        Cap         Cap       Government
                                           Variable      Income        Equity       Income      Growth       Value      Securities
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $          -            -              -          -            -           -             -
     Net realized gain (loss)                      -            -              -          -            -           -             -
     Change in unrealized appreciation            25         (104)             -          1          396          15             2
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------
       Net increase (decrease) from
         operations                               25         (104)             -          1          396          15             2
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------

Contract transactions:
   Cova payments                                 100          100            100        100          100         100           100
   Cova redemptions                                -            -              -          -            -           -             -
   Payments received from contract
     owners                                        -            -              -          -            -           -             -
   Transfers between sub-accounts, net         2,749        5,498              -          -        9,556       2,749             -
   Transfers for contract benefits,
     terminations and insurance charges            -            -              -          -            -           -             -
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          2,849        5,598            100        100        9,656       2,849           100
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets                                2,874        5,494            100        101       10,052       2,864           102

Net assets at beginning of period                  -            -              -          -            -           -             -
                                          -----------  -----------  -------------  ---------  -----------  ----------  ------------
Net assets at end of period             $      2,874        5,494            100        101       10,052       2,864           102
                                          ===========  ===========  =============  =========  ===========  ==========  ============








COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited








                                                                     MFS                                        Oppenheimer
                                         -------------------------------------------------------------  ---------------------------
                                                                                                                        Main Street
                                                      Growth                                                              Growth
                                                        and       Emerging      High       Global          Capital          and
                                         Research     Income       Growth      Income    Governments     Appreciation     Income
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $      (1)          (2)          (1)         -              -               -            -
     Net realized gain (loss)                  (1)           -            -          -              -               -            -
     Change in unrealized appreciation         77          (38)         (84)         2              2              (1)          (1)
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------
       Net increase (decrease) from
         operations                            75          (40)         (85)         2              2              (1)          (1)
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------

Contract transactions:
   Cova payments                              100          100          100        100            100             100          100
   Cova redemptions                             -            -            -          -              -               -            -
   Payments received from contract
     owners                                     -            -            -          -              -               -            -
   Transfers between sub-accounts, net      4,683       17,751        2,749      2,749              -               -            -
   Transfers for contract benefits,
     terminations and insurance charges         -            -            -          -              -               -            -
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       4,783       17,851        2,849      2,849            100             100          100
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------

       Net increase (decrease) in net
         assets                             4,858       17,811        2,764      2,851            102              99           99






Net assets at beginning of period               -            -            -          -              -               -            -
                                         ---------  -----------  -----------  ---------  -------------  --------------  -----------
Net assets at end of period             $   4,858       17,811        2,764      2,851            102              99           99
                                         =========  ===========  ===========  =========  =============  ==============  ===========



COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited

                                                          Oppenheimer                                 Putnam
                                             ---------------------------------  ----------------------------------------------------
                                                                                    VT
                                                                                  Growth         VT                         VT
                                                High                 Strategic      and         New          VT        International
                                               Income       Bond       Bond       Income       Value        Vista         Growth
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $          -         (1)         -           (1)          -           (1)              -
     Net realized gain (loss)                         -          -          -            -           -            1               -
     Change in unrealized appreciation                1         63          2         (246)          1          256               2
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------
       Net increase (decrease) from
         operations                                   1         62          2         (247)          1          256               2
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------

Contract transactions:
   Cova payments                                    100        100        100          100         100          100             100
   Cova redemptions                                   -          -          -            -           -            -               -
   Payments received from contract
     owners                                           -          -          -            -           -            -               -
   Transfers between sub-accounts, net                -     10,892          -       14,215           -       10,129               -
   Transfers for contract benefits,
     terminations and insurance charges               -          -          -            -           -            -               -
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------
       Net increase (decrease) in net





         assets from contract
         transactions                               100     10,992        100       14,315         100       10,229             100
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------

       Net increase (decrease) in net
         assets                                     101     11,054        102       14,068         101       10,485             102

Net assets at beginning of period                     -          -          -            -           -            -               -
                                             -----------  ---------  ---------  -----------  ----------  -----------  --------------
Net assets at end of period                $        101     11,054        102       14,068         101       10,485             102
                                             ===========  =========  =========  ===========  ==========  ===========  ==============

COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited








                                             Putnam                                  Templeton
                                          -------------- -------------------------------------------------------------------------
                                               VT
                                          International    Global     Franklin                               Developing   Mutual
                                               New         Income      Small      Growth     International    Markets     Shares
                                          Opportunities   Securities    Cap      Securities   Securities     Securities  Securities
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $           (1)     2,607         87           32             58            -          -
     Net realized gain (loss)                         -        (17)        65          619            382            -          -
     Change in unrealized appreciation              (74)    (1,768)     2,772         (430)           339           42         (1)
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------
       Net increase (decrease) from
         operations                                 (75)       822      2,924          221            779           42         (1)
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------

Contract transactions:
   Cova payments                                    100          -        100            -            100          100        100
   Cova redemptions                                   -          -          -            -              -            -          -
   Payments received from contract
     owners                                           -





   Transfers between sub-accounts, net           17,700     46,049     51,367        4,761         32,151        5,446          -
   Transfers for contract benefits,
     terminations and insurance charges               -       (449)      (123)         (45)           (76)           -          -
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                            17,800     45,600     51,344        4,716         32,175        5,546        100
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------

       Net increase (decrease) in net
         assets                                  17,725     46,422     54,268        4,937         32,954        5,588         99

Net assets at beginning of period                     -        100        141        2,254          2,260            -          -
                                          -------------- ----------  ---------  -----------  -------------  -----------  ---------
Net assets at end of period              $       17,725     46,522     54,409        7,191         35,214        5,588         99
                                          ============== ==========  =========  ===========  =============  ===========  =========

COVA VARIABLE LIFE ACCOUNT ONE Statement of Changes in Net Assets Period ended June 30, 2000 Unaudited









                                    Templeton
                                                -----------------
                                    Franklin
                                    Large Cap
                                     Growth
                                                   Securities             Total
                                                -----------------  -------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)             $              272               64,610
     Net realized gain (loss)                              3,827              322,667
     Change in unrealized appreciation                       832             (408,663)
                                                -----------------  -------------------
       Net increase (decrease) from
         operations                                        4,931              (21,386)
                                                -----------------  -------------------





Contract transactions:
   Cova payments                                               -                4,800
   Cova redemptions                                            -                    -
   Payments received from contract
     owners                                                                 1,874,765
   Transfers between sub-accounts, net                    73,084               (4,658)
   Transfers for contract benefits,
     terminations and insurance charges                     (705)            (317,517)
                                                -----------------  -------------------
       Net increase (decrease) in net
         assets from contract
         transactions                                     72,379            1,557,390
                                                -----------------  -------------------

       Net increase (decrease) in net
         assets                                           77,310            1,536,004

Net assets at beginning of period                            123            5,780,687
                                                -----------------  -------------------
Net assets at end of period                   $           77,433            7,316,691
                                                =================  ===================


See accompanying notes to financial statements.



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999

                                                                                       Cova
                                             -------------------------------------------------------------------------------------
                                             Lord Abbett
                                               Growth                                 Large                               Small
                                                and          Bond      Developing      Cap        Mid-Cap    Quality       Cap
                                               Income     Debenture      Growth      Research      Value       Bond       Stock
                                             -----------  -----------  -----------  -----------  ----------  ---------  ----------
Investment income:





   Dividends                               $          -        6,579            -          511         275        925         419
                                             -----------  -----------  -----------  -----------  ----------  ---------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       1,170           44        2,822        1,594       1,843     (1,159)      1,137
   Realized gain distributions                        -        2,132            -            -           -        463           -
                                             -----------  -----------  -----------  -----------  ----------  ---------  ----------
       Net realized gain (loss)                   1,170        2,176        2,822        1,594       1,843       (696)      1,137
                                             -----------  -----------  -----------  -----------  ----------  ---------  ----------

Change in unrealized appreciation               140,732        2,316       66,149       61,046       7,745     (2,378)     63,287
                                             -----------  -----------  -----------  -----------  ----------  ---------  ----------

       Net increase (decrease) in net
         assets from operations            $    141,902       11,071       68,971       63,151       9,863     (2,149)     64,843
                                             ===========  ===========  ===========  ===========  ==========  =========  ==========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                             Cova                         GACC               AIM
                                              ---------------------------------------  -----------  -------------------------

                                                Large                                                              V.I.
                                                 Cap        Select     International     Money        V.I.        Capital
                                                Stock       Equity        Equity         Market      Value     Appreciation
                                              ----------  -----------  --------------  -----------  ---------  --------------


Investment income:





   Dividends                                $       995        2,102             560            -         69               2
                                              ----------  -----------  --------------  -----------  ---------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       6,402        2,488           1,365       24,709         30               1





   Realized gain distributions                   21,723       71,329           1,496            -        361              50
                                              ----------  -----------  --------------  -----------  ---------  --------------
       Net realized gain (loss)                  28,125       73,817           2,861       24,709        391              51
                                              ----------  -----------  --------------  -----------  ---------  --------------

Change in unrealized appreciation                61,314      (18,465)         28,256        7,581      2,049             300
                                              ----------  -----------  --------------  -----------  ---------  --------------

       Net increase (decrease) in net
         assets from operations             $    90,434       57,454          31,677       32,290      2,509             353
                                              ==========  ===========  ==============  ===========  =========  ==============

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                                   Templeton                                Lord Abbett
                                             -------------------------------------------------------------  -----------
                                                                                                Franklin
                                              Global     Franklin                              Large Cap      Growth
                                              Income      Small      Growth    International     Growth        and
                                             Securities    Cap     Securities   Securities     Securities     Income       Total
                                             ----------  --------  ----------- -------------  ------------  -----------  -----------
Investment income:
   Dividends                               $         -         -            -             -             -            -       12,437
                                             ----------  --------  ----------- -------------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                          -         -            -             -             -       56,187       98,633
   Realized gain distributions                       -         -            -             -             -            -       97,554
                                             ----------  --------  ----------- -------------  ------------  -----------  -----------
       Net realized gain (loss)                      -         -            -             -             -       56,187      196,187
                                             ----------  --------  ----------- -------------  ------------  -----------  -----------

Change in unrealized appreciation                    -        41          160           167            23      (25,472)     394,851
                                             ----------  --------  ----------- -------------  ------------  -----------  -----------





       Net increase (decrease) in net





         assets from operations            $         -        41          160           167            23       30,715      603,475
                                             ==========  ========  =========== =============  ============  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE Statements of Changes in Net Assets Year ended December 31, 1999




                                                                                      Cova
                                           --------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                  Large                               Small
                                              and          Bond      Developing       Cap        Mid-Cap     Quality      Cap
                                             Income     Debenture      Growth       Research      Value        Bond      Stock
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -        6,579             -          511          275        925        419
     Net realized gain (loss)                   1,170        2,176         2,822        1,594        1,843       (696)     1,137
     Change in unrealized appreciation        140,732        2,316        66,149       61,046        7,745     (2,378)    63,287
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------
       Net increase (decrease) from
         operations                           141,902       11,071        68,971       63,151        9,863     (2,149)    64,843
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------

Contract transactions:
   Cova payments                                    -            -             -            -            -          -          -
   Cova redemptions                                 -            -             -            -            -          -          -
   Payments received from contract
     owners                                         -            -             -            -            -          -          -
   Transfers between sub-accounts
     (including fixed account), net         1,568,828      241,298       147,286      215,618       75,796    (43,467)    29,705
   Transfers for contract benefits,
     terminations and insurance charges       (33,190)      (7,265)       (5,783)      (7,043)      (5,457)    (2,464)    (3,603)
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                       1,535,638      234,033       141,503      208,575       70,339    (45,931)    26,102
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------

       Net increase (decrease) in net
         assets                             1,677,540      245,104       210,474      271,726       80,202    (48,080)    90,945









Net assets at beginning of period                   -      166,190       135,268      129,301      161,394    133,906    121,504
                                           -----------  -----------  ------------  -----------  -----------  ---------  ---------
Net assets at end of period              $  1,677,540      411,294       345,742      401,027      241,596     85,826    212,449
                                           ===========  ===========  ============  ===========  ===========  =========  =========

COVA VARIABLE LIFE ACCOUNT ONE Statements of Changes in Net Assets Year ended December 31, 1999




                                                         Cova                          GACC                AIM
                                           ---------------------------------------  -----------  --------------------------

                                             Large                                                                V.I.
                                              Cap       Select     International      Money         V.I.        Capital
                                             Stock      Equity         Equity         Market       Value      Appreciation
                                           ----------  ----------  ---------------  -----------  -----------  -------------
Increase (decrease) in net assets from
   operations:
     Investment income                   $       995       2,102              560            -           69              2
     Net realized gain (loss)                 28,125      73,817            2,861       24,709          391             51
     Change in unrealized appreciation        61,314     (18,465)          28,256        7,581        2,049            300
                                           ----------  ----------  ---------------  -----------  -----------  -------------
       Net increase (decrease) from
         operations                           90,434      57,454           31,677       32,290        2,509            353
                                           ----------  ----------  ---------------  -----------  -----------  -------------

Contract transactions:
   Cova payments                                   -           -                -          100          100            100
   Cova redemptions                                -           -                -            -            -              -
   Payments received from contract
     owners                                        -           -                -    2,511,219            -              -
   Transfers between sub-accounts
     (including fixed account), net          531,808     353,369           28,688   (2,485,129)      23,529          2,001
   Transfers for contract benefits,
     terminations and insurance charges      (15,573)    (18,696)          (3,197)     (18,975)        (216)            (8)
                                           ----------  ----------  ---------------  -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                        516,235     334,673           25,491        7,215       23,413          2,093
                                           ----------  ----------  ---------------  -----------  -----------  -------------





       Net increase (decrease) in net
         assets                              606,669     392,127           57,168       39,505       25,922          2,446






Net assets at beginning of period            257,293     477,727           90,276      451,202            -              -
                                           ----------  ----------  ---------------  -----------  -----------  -------------
Net assets at end of period              $   863,962     869,854          147,444      490,707       25,922          2,446
                                           ==========  ==========  ===============  ===========  ===========  =============

COVA VARIABLE LIFE ACCOUNT ONE Statements of Changes in Net Assets Year ended December 31, 1999




                                                                Templeton                                  Lord Abbett
                                        -----------------------------------------------------------------  -----------
                                                                                              Franklin
                                          Global     Franklin                                 Large Cap      Growth
                                          Income      Small       Growth     International     Growth         and
                                        Securities     Cap      Securities    Securities     Securities      Income        Total
                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Investment income                 $         -          -            -              -              -            -        12,437
     Net realized gain (loss)                    -          -            -              -              -       56,187       196,187
     Change in unrealized appreciation           -         41          160            167             23      (25,472)      394,851
                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------
       Net increase (decrease) from
         operations                              -         41          160            167             23       30,715       603,475
                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------

Contract transactions:
   Cova payments                               100        100          100            100            100            -           800
   Cova redemptions                              -          -            -              -              -            -             -
   Payments received from contract
     owners                                      -          -            -              -              -            -     2,511,219
   Transfers between sub-accounts
     (including fixed account), net              -          -        2,001          2,001              -     (693,373)          (41)
   Transfers for contract benefits,
     terminations and insurance charges          -          -           (7)            (8)             -         (253)     (121,738)





                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          100        100        2,094          2,093            100     (693,626)    2,390,240
                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------

       Net increase (decrease) in net
         assets                                100        141        2,254          2,260            123     (662,911)    2,993,715






Net assets at beginning of period                -          -            -              -              -      662,911     2,786,972
                                        -----------  ---------  -----------  -------------  -------------  -----------  ------------
Net assets at end of period            $       100        141        2,254          2,260            123            -     5,780,687
                                        ===========  =========  ===========  =============  =============  ===========  ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(1)   ORGANIZATION
      Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Services Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFSLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFSLIC.


          Cova Series Trust (Trust)                                     10 portfolios
          General American Capital Company (GACC)                        1 portfolio





          Russell Insurance Funds (Russell)                              5 portfolios
          AIM Variable Insurance Funds, Inc. (AIM)                       3 portfolios
          Alliance Variable Products Series Fund, Inc. (Alliance)        2 portfolios
          Liberty Variable Investment Trust (Liberty)                    1 portfolio
          Goldman Sachs Variable Insurance Trust (Goldman Sachs)         3 portfolios
          Kemper Variable Series (Kemper)                                3 portfolios
          MFS Variable Insurance Trust (MFS)                             5 portfolios
          Oppenheimer Variable Account Funds (Oppenheimer)               5 portfolios
          Putnam Variable Trust (Putnam)                                 5 portfolios
          Franklin Templeton Variable Insurance Products
               Trust (Templeton)                                         7 portfolios


(2)   SIGNIFICANT ACCOUNTING POLICIES

      (A) INVESTMENT VALUATION
          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

      (B) REINVESTMENT OF DISTRIBUTIONS
          With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

          GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C) FEDERAL INCOME TAXES
          The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited



(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.

(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies CFSLIC deducts from the policy account value that reduce the return on investment. CFSLIC sells single premium variable life
      (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFSLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFSLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFSLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFSLIC deducts a sales charge from each premium payment. In addition, CFSLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFSLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:


      Cova Lord Abbett Growth and Income      $ 1,652,148            Kemper Small Cap Growth                      $ 9,656
      Cova Bond Debenture                         351,862            Kemper Small Cap Value                         2,849
      Cova Developing Growth                      386,509            Kemper Government Securities                     100





      Cova Large Cap Research                     498,284            MFS Research                                   4,782
      Cova Mid-Cap Value                          302,175            MFS Growth with Income                        17,851
      Cova Quality Bond                           126,843            MFS Emerging Growth                            2,849
      Cova Small Cap Stock                        215,688            MFS High Income                                2,849
      Cova Large Cap Stock                        975,605            MFS Global Governments                           100
      Cova Select Equity                          968,851            Oppenheimer Capital Appreciation                 100
      Cova International Equity                   212,207            Oppenheimer Main Street Growth & Income          100
      GACC Money Market                           783,762            Oppenheimer High Income                          100
      Russell Multi-Style Equity                      100            Oppenheimer Bond                              10,992
      Russell Aggressive Equity                       100            Oppenheimer Strategic Bond                       100
      Russell Non-US                                  100            Putnam VT Growth and Income                   14,315
      Russell Core Bond                               100            Putnam VT New Value                              100
      Russell Real Estate Securities                  100            Putnam VT Vista                               10,230
      AIM V.I. Value                              121,883            Putnam VT International Growth                   100
      AIM V.I. Capital Appreciation               162,083            Putnam VT International New Opportunities     17,800
      AIM V.I. International Equity                 2,949            Templeton Global Income Securities            48,290
      Alliance Premier Growth                      19,846            Franklin Small Cap                            51,596
      Alliance Real Estate Investment               9,660            Templeton Growth Securities                    7,461
      Liberty Newport Tiger Fund, Variable          2,849            Templeton International Securities            34,709





      Goldman Sachs Growth and Income               5,598            Templeton Developing Markets Securities        5,546
      Goldman Sachs International Equity              100            Templeton Mutual Shares Securities               100
      Goldman Sachs Global Income                     100            Franklin Large Cap Growth Securities          76,578
                                                                                                              ------------
                                                                                                              $ 7,118,755
                                                                                                              ============

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                                                         Sub-account
                                                           Commenced              Accumulation Unit Value
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income               01/08/99        12.178101     12.448204             -
            Cova Bond Debenture                              04/13/98        10.765079     10.614338     10.262336
            Cova Developing Growth                           04/16/98        11.513903     13.050371      9.855135
            Cova Large Cap Research                          05/04/98        13.113251     13.771430     10.972618
            Cova Mid-Cap Value                               03/23/98        11.915384     10.119059      9.576906
            Cova Quality Bond                                04/13/98        10.935405     10.551764     10.717509





            Cova Small Cap Stock                             04/13/98        12.954078     12.850204      8.891377
            Cova Large Cap Stock                             04/13/98        13.975272     14.283064     12.135469
            Cova Select Equity                               03/23/98        12.473352     12.600289     11.480648
            Cova International Equity                        03/23/98        13.021727     13.571289     10.560451
            GACC Money Market                                02/26/98        11.351072     11.013039     10.468518
            AIM V.I. Value                                   05/03/99        11.742562     11.774189             -
            AIM V.I. Capital Appreciation                    07/19/99        15.072152     13.925402             -
            AIM V.I. International Equity                    05/01/00         9.699112             -             -
            Templeton Global Income Securities               07/19/99        10.078554      9.970060             -
            Franklin Small Cap                               07/19/99        14.756923     14.136079             -
            Templeton Growth Securities                      07/19/99        11.398217     11.011283             -
            Templeton International Securities               07/19/99        10.889422     10.827249             -
            Franklin Large Cap Growth Securities             07/19/99        13.758449     12.333825             -







COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                                                 Sub-account Accumulation Unit
                                                           Commenced               Net Assets (in thousands)
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income               01/08/99            1,700         1,678             -
            Cova Bond Debenture                              04/13/98              340           411           166
            Cova Developing Growth                           04/16/98              405           346           135
            Cova Large Cap Research                          05/04/98              498           401           129
            Cova Mid-Cap Value                               03/23/98              351           242           161
            Cova Quality Bond                                04/13/98              112            86           134
            Cova Small Cap Stock                             04/13/98              287           212           122
            Cova Large Cap Stock                             04/13/98              980           864           257
            Cova Select Equity                               03/23/98              940           870           478
            Cova International Equity                        03/23/98              220           147            90
            GACC Money Market                                02/26/98              748           491           451
            AIM V.I. Value                                   05/03/99              115            26             -
            AIM V.I. Capital Appreciation                    07/19/99              167             2             -
            AIM V.I. International Equity                    05/01/00                -             -             -
            Templeton Global Income Securities               07/19/99               47             -             -
            Franklin Small Cap                               07/19/99               54             -             -





            Templeton Growth Securities                      07/19/99                7             2             -
            Templeton International Securities               07/19/99               21             2             -
            Franklin Large Cap Growth Securities             07/19/99               77             -             -


COVA VARIABLE LIFE ACCOUNT ONE

Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                                                 Sub-account Accumulation Unit
                                                           Commenced                     Total Return
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income               01/08/99           -2.17%        11.41%             -
            Cova Bond Debenture                              04/13/98            1.42%         3.43%         0.78%
            Cova Developing Growth                           04/16/98          -11.77%        32.42%        -5.41%
            Cova Large Cap Research                          05/04/98           -4.78%        25.51%         4.31%
            Cova Mid-Cap Value                               03/23/98           17.75%         5.66%        -6.17%
            Cova Quality Bond                                04/13/98            3.64%        -1.55%         6.22%
            Cova Small Cap Stock                             04/13/98            0.81%        44.52%       -14.87%
            Cova Large Cap Stock                             04/13/98           -2.15%        17.70%        13.96%
            Cova Select Equity                               03/23/98           -1.01%         9.75%         9.65%
            Cova International Equity                        03/23/98           -4.05%        28.51%         1.80%
            GACC Money Market                                02/26/98            3.07%         5.20%         4.69%
            AIM V.I. Value                                   05/03/99           -0.27%        17.74%             -
            AIM V.I. Capital Appreciation                    07/19/99            8.23%        28.36%             -
            AIM V.I. International Equity                    05/01/00           -3.01%             -             -
            Templeton Global Income Securities               07/19/99            1.09%        -0.30%             -
            Franklin Small Cap                               07/19/99            4.39%        41.36%             -
            Templeton Growth Securities                      07/19/99            3.51%        10.11%             -
            Templeton International Securities               07/19/99            0.57%         8.27%             -
            Franklin Large Cap Growth Securities             07/19/99           11.55%        23.34%             -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited






(6)   UNIT FAIR VALUE, CONTINUED

                                                                                         Sub-account
                                                           Commenced               Accumulation Unit Value
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income               05/01/00         9.723262             -             -
            Cova Bond Debenture                              05/01/00        10.060863             -             -
            Cova Developing Growth                           05/01/00         9.585406             -             -
            Cova Large Cap Research                          05/01/00         9.746632             -             -
            Cova Mid-Cap Value                               05/01/00        10.306919             -             -
            Cova Quality Bond                                05/01/00        10.174491             -             -
            Cova Small Cap Stock                             05/01/00        10.401447             -             -
            Cova Large Cap Stock                             05/01/00         9.817957             -             -
            Cova Select Equity                               05/01/00         9.862256             -             -
            Cova International Equity                        05/01/00         9.992277             -             -
            GACC Money Market                                11/29/99        10.327135     10.047103             -
            Russell Multi-Style Equity                       05/01/00         9.839318             -             -
            Russell Aggressive Equity                        05/01/00         9.924708             -             -
            Russell Non-US                                   05/01/00        10.044600             -             -
            Russell Core Bond                                05/01/00        10.187476             -             -
            Russell Real Estate Securities                   05/01/00        10.276129             -             -
            AIM V.I. Value                                   05/01/00         9.424010             -             -
            AIM V.I. Capital Appreciation                    05/01/00        10.194834             -             -
            AIM V.I. International Equity                    05/01/00         9.690339             -             -
            Alliance Premier Growth                          05/01/00         9.805973             -             -
            Alliance Real Estate Investment                  05/01/00        10.380389             -             -
            Liberty Newport Tiger Fund, Variable             05/01/00        10.430572             -             -
            Goldman Sachs Growth and Income                  05/01/00         9.963734             -             -
            Goldman Sachs International Equity               05/01/00         9.990964             -             -
            Goldman Sachs Global Income                      05/01/00        10.110501             -             -
            Kemper Small Cap Growth                          05/01/00        10.313208             -             -
            Kemper Small Cap Value                           05/01/00         9.863794             -             -
            Kemper Government Securities                     05/01/00        10.200453             -             -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited











(6)   UNIT FAIR VALUE, CONTINUED

                                                                                  Sub-account Accumulation Unit
                                                           Commenced                Net Assets (in thousands)
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income               05/01/00                -             -             -
            Cova Bond Debenture                              05/01/00                1             -             -
            Cova Developing Growth                           05/01/00                9             -             -
            Cova Large Cap Research                          05/01/00                3             -             -
            Cova Mid-Cap Value                               05/01/00               14             -             -
            Cova Quality Bond                                05/01/00               10             -             -
            Cova Small Cap Stock                             05/01/00                -             -             -
            Cova Large Cap Stock                             05/01/00                -             -             -
            Cova Select Equity                               05/01/00                -             -             -
            Cova International Equity                        05/01/00                -             -             -
            GACC Money Market                                11/29/99               45             -             -
            Russell Multi-Style Equity                       05/01/00                -             -             -
            Russell Aggressive Equity                        05/01/00                -             -             -
            Russell Non-US                                   05/01/00                -             -             -
            Russell Core Bond                                05/01/00                -             -             -
            Russell Real Estate Securities                   05/01/00                -             -             -
            AIM V.I. Value                                   05/01/00                5             -             -
            AIM V.I. Capital Appreciation                    05/01/00                3             -             -
            AIM V.I. International Equity                    05/01/00                3             -             -
            Alliance Premier Growth                          05/01/00               20             -             -
            Alliance Real Estate Investment                  05/01/00               10             -             -
            Liberty Newport Tiger Fund, Variable             05/01/00                3             -             -
            Goldman Sachs Growth and Income                  05/01/00                5             -             -
            Goldman Sachs International Equity               05/01/00                -             -             -
            Goldman Sachs Global Income                      05/01/00                -             -             -
            Kemper Small Cap Growth                          05/01/00               10             -             -
            Kemper Small Cap Value                           05/01/00                3             -             -
            Kemper Government Securities                     05/01/00                -             -             -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited







(6)   UNIT FAIR VALUE, CONTINUED





                                                                                 Sub-account Accumulation Unit
                                                           Commenced                     Total Return
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income               05/01/00           -2.77%             -             -
            Cova Bond Debenture                              05/01/00            0.61%             -             -
            Cova Developing Growth                           05/01/00           -4.15%             -             -
            Cova Large Cap Research                          05/01/00           -2.53%             -             -
            Cova Mid-Cap Value                               05/01/00            3.07%             -             -
            Cova Quality Bond                                05/01/00            1.74%             -             -
            Cova Small Cap Stock                             05/01/00            4.01%             -             -
            Cova Large Cap Stock                             05/01/00           -1.82%             -             -
            Cova Select Equity                               05/01/00           -1.38%             -             -
            Cova International Equity                        05/01/00           -0.08%             -             -
            GACC Money Market                                11/29/99            2.79%         0.47%             -
            Russell Multi-Style Equity                       05/01/00           -1.61%             -             -
            Russell Aggressive Equity                        05/01/00           -0.75%             -             -
            Russell Non-US                                   05/01/00            0.45%             -             -
            Russell Core Bond                                05/01/00            1.87%             -             -
            Russell Real Estate Securities                   05/01/00            2.76%             -             -
            AIM V.I. Value                                   05/01/00           -5.76%             -             -
            AIM V.I. Capital Appreciation                    05/01/00            1.95%             -             -
            AIM V.I. International Equity                    05/01/00           -3.10%             -             -
            Alliance Premier Growth                          05/01/00           -1.94%             -             -
            Alliance Real Estate Investment                  05/01/00            3.80%             -             -
            Liberty Newport Tiger Fund, Variable             05/01/00            4.31%             -             -
            Goldman Sachs Growth and Income                  05/01/00           -0.36%             -             -
            Goldman Sachs International Equity               05/01/00           -0.09%             -             -
            Goldman Sachs Global Income                      05/01/00            1.11%             -             -
            Kemper Small Cap Growth                          05/01/00            3.13%             -             -
            Kemper Small Cap Value                           05/01/00           -1.36%             -             -
            Kemper Government Securities                     05/01/00            2.00%             -             -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited

(6)   UNIT FAIR VALUE, CONTINUED

                                                                                         Sub-account
                                                           Commenced               Accumulation Unit Value





                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL), continued:
            MFS Research                                     05/01/00        10.042841             -             -
            MFS Growth with Income                           05/01/00        10.009910             -             -
            MFS Emerging Growth                              05/01/00         9.809074             -             -
            MFS High Income                                  05/01/00        10.000426             -             -
            MFS Global Governments                           05/01/00        10.223319             -             -
            Oppenheimer Capital Appreciation                 05/01/00         9.938508             -             -
            Oppenheimer Main Street Growth & Income          05/01/00         9.935662             -             -
            Oppenheimer High Income                          05/01/00        10.085815             -             -
            Oppenheimer Bond                                 05/01/00        10.179298             -             -
            Oppenheimer Strategic Bond                       05/01/00        10.143666             -             -
            Putnam VT Growth and Income                      05/01/00         9.784413             -             -
            Putnam VT New Value                              05/01/00        10.088674             -             -
            Putnam VT Vista                                  05/01/00        10.161851             -             -
            Putnam VT International Growth                   05/01/00        10.187588             -             -
            Putnam VT International New Opportunities        05/01/00         9.160794             -             -
            Franklin Small Cap                               05/01/00        10.489358             -             -
            Templeton International Securities               05/01/00        10.594502             -             -
            Templeton Developing Markets Securities          05/01/00         9.852198             -             -
            Templeton Mutual Shares Securities               05/01/00         9.866570             -             -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                                 Sub-account Accumulation Unit
                                                           Commenced                Net Assets (in thousands)





                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL), continued:
            MFS Research                                     05/01/00                5             -             -
            MFS Growth with Income                           05/01/00               18             -             -
            MFS Emerging Growth                              05/01/00                3             -             -
            MFS High Income                                  05/01/00                3             -             -





            MFS Global Governments                           05/01/00                -             -             -
            Oppenheimer Capital Appreciation                 05/01/00                -             -             -
            Oppenheimer Main Street Growth & Income          05/01/00                -             -             -
            Oppenheimer High Income                          05/01/00                -             -             -
            Oppenheimer Bond                                 05/01/00               11             -             -
            Oppenheimer Strategic Bond                       05/01/00                -             -             -
            Putnam VT Growth and Income                      05/01/00               14             -             -
            Putnam VT New Value                              05/01/00                -             -             -
            Putnam VT Vista                                  05/01/00               10             -             -
            Putnam VT International Growth                   05/01/00                -             -             -
            Putnam VT International New Opportunities        05/01/00               18             -             -
            Franklin Small Cap                               05/01/00                -             -             -
            Templeton International Securities               05/01/00               14             -             -
            Templeton Developing Markets Securities          05/01/00                6             -             -
            Templeton Mutual Shares Securities               05/01/00                -             -             -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                                  Sub-account Accumulation Unit
                                                           Commenced                     Total Return
                                                                           ----------------------------------------
                                                          Operations         6/30/00      12/31/99      12/31/98
                                                          ------------     ------------  ------------  ------------

      Flexible premium variable universal life policies (FPVL), continued:





            MFS Research                                     05/01/00            0.43%             -             -
            MFS Growth with Income                           05/01/00            0.10%             -             -
            MFS Emerging Growth                              05/01/00           -1.91%             -             -
            MFS High Income                                  05/01/00            0.00%             -             -
            MFS Global Governments                           05/01/00            2.23%             -             -
            Oppenheimer Capital Appreciation                 05/01/00           -0.61%             -             -
            Oppenheimer Main Street Growth & Income          05/01/00           -0.64%             -             -
            Oppenheimer High Income                          05/01/00            0.86%             -             -
            Oppenheimer Bond                                 05/01/00            1.79%             -             -
            Oppenheimer Strategic Bond                       05/01/00            1.44%             -             -
            Putnam VT Growth and Income                      05/01/00           -2.16%             -             -
            Putnam VT New Value                              05/01/00            0.89%             -             -
            Putnam VT Vista                                  05/01/00            1.62%             -             -
            Putnam VT International Growth                   05/01/00            1.88%             -             -
            Putnam VT International New Opportunities        05/01/00           -8.39%             -             -





            Franklin Small Cap                               05/01/00            4.89%             -             -
            Templeton International Securities               05/01/00            5.95%             -             -
            Templeton Developing Markets Securities          05/01/00           -1.48%             -             -
            Templeton Mutual Shares Securities               05/01/00           -1.33%             -             -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7) REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2000 and the year ending December 31, 1999 follows:

                                                                                         Realized Gain (Loss)
                                                               --------------------------------------------------------------------
                                                                  Aggregate              Aggregate Cost
                                                Year or        Proceeds from Sales       of Fund Shares              Realized
                                                 Period         of Fund Shares              Redeemed                Gain (Loss)
                                               -----------     -----------------       -------------------      -------------------


       Cova Lord Abbett Growth and Income            2000             $ 141,459                 $ 129,150                 $ 12,309





                                                     1999                98,255                    97,086                    1,169

       Cova Bond Debenture                           2000               108,557                   106,260                    2,297
                                                     1999                 4,688                     4,644                       44

       Cova Developing Growth                        2000                 3,384                     2,593                      791
                                                     1999                15,912                    13,090                    2,822

       Cova Large Cap Research                       2000                59,273                    52,029                    7,244
                                                     1999                12,192                    10,598                    1,594

       Cova Mid-Cap Value                            2000                10,006                     8,290                    1,716
                                                     1999                17,534                    15,691                    1,843

       Cova Quality Bond                             2000                 1,097                     1,109                      (12)
                                                     1999                97,215                    98,374                   (1,159)

       Cova Small Cap Stock                          2000                 7,299                     5,353                    1,946
                                                     1999                 6,684                     5,547                    1,137

       Cova Large Cap Stock                          2000                63,741                    58,156                    5,585





                                                     1999                49,866                    43,464                    6,402

       Cova Select Equity                            2000                78,277                    75,353                    2,924
                                                     1999                79,613                    77,125                    2,488

       Cova International Equity                     2000                 6,139                     5,497                      642
                                                     1999                19,787                    18,422                    1,365

       GACC Money Market                             2000             2,189,836                 2,161,870                   27,966
                                                     1999             2,543,802                 2,519,093                   24,709

       Russell Multi-Style Equity                    2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Russell Aggressive Equity                     2000                     -                         -                        -
                                                     1999                     -                         -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited

(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                         Realized Gain (Loss)
                                                               --------------------------------------------------------------------
                                                                  Aggregate              Aggregate Cost
                                                Year or       Proceeds from Sales        of Fund Shares              Realized
                                                 Period         of Fund Shares              Redeemed                Gain (Loss)
                                               -----------     -----------------       -------------------      -------------------


       Russell Non-U.S.                              2000                   $ -                       $ -                      $ -
                                                     1999                     -                         -                        -

       Russell Core Bond                             2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Russell Real Estate Securities                2000                     -                         -                        -
                                                     1999                     -                         -                        -

       AIM V.I. Value                                2000                14,127                    13,228                      899
                                                     1999                   218                       188                       30

       AIM V.I. Capital Appreciation                 2000                   508                       497                       11
                                                     1999                     8                         7                        1





       AIM V.I. International Equity                 2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Alliance Premier Growth                       2000                    59                        60                       (1)
                                                     1999                     -                         -                        -

       Alliance Real Estate Investment               2000                    13                        13                        -
                                                     1999                     -                         -                        -

       Liberty Newport Tiger Fund, Variable          2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Goldman Sachs Growth and Income               2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Goldman Sachs International                   2000                     -                         -                        -
                                                     1999                     -                         -                        -

       Goldman Sachs Global Income                   2000                     -                         -                        -





                                                     1999                     -                         -                        -

       Kemper Small Cap Growth                       2000                    13                        13                        -
                                                     1999                     -                         -                        -

       Kemper Small Cap Value                        2000                     -                         -                        -
                                                     1999                     -                         -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                          Realized Gain (Loss)
                                                                --------------------------------------------------------------------
                                                                   Aggregate              Aggregate Cost
                                                  Year or      Proceeds from Sales        of Fund Shares              Realized
                                                   Period        of Fund Shares              Redeemed                Gain (Loss)
                                                  ----------    -----------------       -------------------      -------------------


       Kemper Government Securities                    2000                  $ -                       $ -                      $ -
                                                       1999                    -                         -                        -

       MFS Research                                    2000                  206                       207                       (1)





                                                       1999                    -                         -                        -

       MFS Growth and Income                           2000                   23                        23                        -
                                                       1999                    -                         -                        -

       MFS Emerging Growth                             2000                    -                         -                        -
                                                       1999                    -                         -                        -

       MFS High Income                                 2000                    -                         -                        -
                                                       1999                    -                         -                        -

       MFS Global Governments                          2000                    -                         -                        -
                                                       1999                    -                         -                        -





       Oppenheimer Main Street Growth & Income         2000                    -                         -                        -
                                                       1999                    -                         -                        -

       Oppenheimer Capital Appreciation                2000                    -                         -                        -
                                                       1999                    -                         -                        -

       Oppenheimer High Income                         2000                    -                         -                        -
                                                       1999                    -                         -                        -

       Oppenheimer Bond                                2000                   21                        21                        -
                                                       1999                    -                         -                        -

       Oppenheimer Strategic Bond                      2000                    -                         -                        -
                                                       1999                    -                         -                        -

       Putnam VT Growth and Income                     2000                   59                        59                        -
                                                       1999                    -                         -                        -

       Putnam VT New Value                             2000                    -                         -                        -
                                                       1999                    -                         -                        -

       Putnam VT Vista                                 2000                   53                        52                        1
                                                       1999                    -                         -                        -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                           Realized Gain (Loss)





                                                                 ------------------------------------------------------------------
                                                                    Aggregate              Aggregate Cost
                                                   Year or       Proceeds from Sales       of Fund Shares            Realized
                                                    Period        of Fund Shares              Redeemed              Gain (Loss)
                                                  -----------    -----------------       -------------------      -----------------







       Putnam VT International Growth                   2000                  $ -                       $ -                    $ -
                                                        1999                    -                         -                      -

       Putnam VT International New Opportunities        2000                   33                        33                      -
                                                        1999                    -                         -                      -

       Templeton Global Income Securities               2000                  449                       466                    (17)
                                                        1999                    -                         -                      -

       Franklin Small Cap                               2000                  121                       118                      3
                                                        1999                    -                         -                      -

       Templeton Growth Securities                      2000                   45                        49                     (4)
                                                        1999                    8                         8                      -

       Templeton International Securities               2000                   88                        89                     (1)
                                                        1999                    8                         8                      -

       Templeton Developing Markets Securities          2000                   10                        10                      -
                                                        1999                    -                         -                      -

       Templeton Mutual Shares Securities               2000                    -                         -                      -
                                                        1999                    -                         -                      -

       Franklin Large Cap Growth Securities             2000                  705                       714                     (9)
                                                        1999                    -                         -                      -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                -------------------------------------------------------------------
                                                                   Appreciation           Appreciation
                                               Year or            (Depreciation)           (Depreciation)
                                                Period            End of Period          Beginning of Period           Change





                                              -----------       ------------------     -----------------------    -----------------






       Cova Lord Abbett Growth and Income           2000                 $ 48,176               $ 140,732                $ (92,556)
                                                    1999                  140,732                       -                  140,732

       Cova Bond Debenture                          2000                  (11,440)                  7,496                  (18,936)
                                                    1999                    7,496                   5,180                    2,316

       Cova Developing Growth                       2000                   27,353                  88,046                  (60,693)
                                                    1999                   88,046                  21,897                   66,149

       Cova Large Cap Research                      2000                    2,840                  72,857                  (70,017)
                                                    1999                   72,857                  11,811                   61,046

       Cova Mid-Cap Value                           2000                   62,558                  20,332                   42,226
                                                    1999                   20,332                  12,587                    7,745

       Cova Quality Bond                            2000                   (4,748)                 (2,123)                  (2,625)
                                                    1999                   (2,123)                    255                   (2,378)

       Cova Small Cap Stock                         2000                   71,436                  81,861                  (10,425)
                                                    1999                   81,861                  18,574                   63,287

       Cova Large Cap Stock                         2000                    4,316                 106,009                 (101,693)
                                                    1999                  106,009                  44,695                   61,314

       Cova Select Equity                           2000                  (29,150)                 46,891                  (76,041)
                                                    1999                   46,891                  65,356                  (18,465)

       Cova International Equity                    2000                    8,199                  30,035                  (21,836)
                                                    1999                   30,035                   1,779                   28,256

       GACC Money Market                            2000                    9,598                  11,821                   (2,223)
                                                    1999                   11,821                   4,240                    7,581

       Russell Multi-Style Equity                   2000                       (2)                      -                       (2)
                                                    1999                        -                       -                        -

       Russell Aggressive Equity                    2000                       (1)                      -                       (1)
                                                    1999                        -                       -                        -

       Russell Non-U.S.                             2000                        1                       -                        1
                                                    1999                        -                       -                        -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000

Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                --------------------------------------------------------------------
                                                                   Appreciation            Appreciation
                                               Year or            (Depreciation)          (Depreciation)
                                                Period            End of Period            Beginning of Period         Change
                                               ----------       ------------------      -----------------------     ----------------


       Russell Core Bond                            2000                      $ 2                      $ -                      $ 2
                                                    1999                        -                        -                        -

       Russell Real Estate Securities               2000                        3                        -                        3
                                                    1999                        -                        -                        -

       AIM V.I. Value                               2000                   (1,214)                   2,049                   (3,263)
                                                    1999                    2,049                        -                    2,049

       AIM V.I. Capital Appreciation                2000                    7,857                      300                    7,557
                                                    1999                      300                        -                      300

       AIM V.I. International Equity                2000                      (46)                       -                      (46)
                                                    1999                        -                        -                        -

       Alliance Premier Growth                      2000                     (113)                       -                     (113)
                                                    1999                        -                        -                        -

       Alliance Real Estate Investment              2000                      (65)                       -                      (65)
                                                    1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable         2000                       25                        -                       25
                                                    1999                        -                        -                        -

       Goldman Sachs Growth and Income              2000                     (104)                       -                     (104)
                                                    1999                        -                        -                        -

       Goldman Sachs International Equity           2000                        -                        -                        -
                                                    1999                        -                        -                        -

       Goldman Sachs Global Income                  2000                        1                        -                        1
                                                    1999                        -                        -                        -

       Kemper Small Cap Growth                      2000                      396                        -                      396





                                                    1999                        -                        -                        -






       Kemper Small Cap Value                       2000                       15                        -                       15
                                                    1999                        -                        -                        -

       Kemper Government Securities                 2000                        2                        -                        2
                                                    1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                  Unrealized Appreciation (Depreciation)
                                                                --------------------------------------------------------------------
                                                                  Appreciation             Appreciation
                                                  Year or        (Depreciation)           (Depreciation)
                                                   Period        End of Period             Beginning of Period         Change
                                                  ----------    -----------------       -----------------------     ----------------


       MFS Research                                    2000                 $ 77                       $ -                     $ 77
                                                       1999                    -                         -                        -

       MFS Growth with Income                          2000                  (38)                        -                      (38)
                                                       1999                    -                         -                        -

       MFS Emerging Growth                             2000                  (84)                        -                      (84)
                                                       1999                    -                         -                        -

       MFS High Income                                 2000                    2                         -                        2
                                                       1999                    -                         -                        -

       MFS Global Governments                          2000                    2                         -                        2
                                                       1999                    -                         -                        -

       Oppenheimer Main Street Growth and Income       2000                   (1)                        -                       (1)
                                                       1999                    -                         -                        -





       Oppenheimer Capital Appreciation                2000                   (1)                        -                       (1)
                                                       1999                    -                         -                        -

       Oppenheimer High Income                         2000                    1                         -                        1
                                                       1999                    -                         -                        -

       Oppenheimer Bond                                2000                   63                         -                       63





                                                       1999                    -                         -                        -

       Oppenheimer Strategic Bond                      2000                    2                         -                        2
                                                       1999                    -                         -                        -

       Putnam VT Growth and Income                     2000                 (246)                        -                     (246)
                                                       1999                    -                         -                        -

       Putnam VT New Value                             2000                    1                         -                        1
                                                       1999                    -                         -                        -

       Putnam VT Vista                                 2000                  256                         -                      256
                                                       1999                    -                         -                        -

       Putnam VT International Growth                  2000                    2                         -                        2
                                                       1999                    -                         -                        -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                  Unrealized Appreciation (Depreciation)
                                                                -------------------------------------------------------------------
                                                                 Appreciation             Appreciation
                                                  Year or       (Depreciation)           (Depreciation)
                                                   Period       End of Period             Beginning of Period         Change
                                                 -----------    ----------------       -----------------------      ---------------


       Putnam VT International New Opportunities       2000               $ (74)                      $ -                    $ (74)





                                                       1999                   -                         -                        -

       Templeton Global Income Securities              2000              (1,768)                        -                   (1,768)
                                                       1999                   -                         -                        -

       Franklin Small Cap                              2000               2,813                        41                    2,772
                                                       1999                  41                         -                       41

       Templeton Growth Securities                     2000                (270)                      160                     (430)
                                                       1999                 160                         -                      160

       Templeton International Securities              2000                 506                       167                      339
                                                       1999                 167                         -                      167





       Templeton Developing Markets Securities         2000                  42                         -                       42
                                                       1999                   -                         -                        -

       Templeton Mutual Shares Securities              2000                  (1)                        -                       (1)
                                                       1999                   -                         -                        -

       Franklin Large Cap Growth Securities            2000                 855                        23                      832
                                                       1999                  23                         -                       23


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)    UNITS OUTSTANDING

                                                            6/30/00            12/31/99            12/31/98
                                                        -----------------  ------------------  -----------------

       Accumulation Units:
         Single premium variable life policies (SPVL):
           Cova Lord Abbett Growth and Income                    139,613             134,762                  -
           Cova Bond Debenture                                    31,557              38,749             16,194
           Cova Developing Growth                                 35,202              26,493             13,726
           Cova Large Cap Research                                38,004              29,120             11,784
           Cova Mid-Cap Value                                     29,474              23,875             16,852





           Cova Quality Bond                                      10,281               8,134             12,494
           Cova Small Cap Stock                                   22,157              16,533             13,665
           Cova Large Cap Stock                                   70,111              60,489             21,202
           Cova Select Equity                                     75,329              69,034             41,611
           Cova International Equity                              16,918              10,864              8,549
           GACC Money Market                                      65,920              44,548             43,101
           AIM V.I. Value                                          9,814               2,202                  -
           AIM V.I. Capital Appreciation                          11,092                 176                  -
           AIM V.I. International Equity                              10                   -                  -
           Templeton Global Income Securities                      4,616                  10                  -
           Franklin Small Cap                                      3,680                  10                  -
           Templeton Growth Securities                               631                 205                  -
           Templeton International Securities                      1,959                 209                  -
           Franklin Large Cap Growth Securities                    5,628                  10                  -


       Accumulation Units:
         Flexible premium variable universal life (FPVL):
           Cova Lord Abbett Growth and Income                         10                   -                  -





           Cova Bond Debenture                                        70                   -                  -
           Cova Developing Growth                                    892                   -                  -
           Cova Large Cap Research                                   284                   -                  -
           Cova Mid-Cap Value                                      1,313                   -                  -
           Cova Quality Bond                                         950                   -                  -
           Cova Small Cap Stock                                       10                   -                  -
           Cova Large Cap Stock                                       10                   -                  -
           Cova Select Equity                                         10                   -                  -
           Cova International Equity                                  10                   -                  -
           GACC Money Market                                       4,359                  10                  -
           Russell Multi-Style Equity                                 10                   -                  -
           Russell Aggressive Equity                                  10                   -                  -
           Russell Non-US                                             10                   -                  -
           Russell Core Bond                                          10                   -                  -
           Russell Real Estate Securities                             10                   -                  -
           AIM V.I. Value                                            575                   -                  -
           AIM V.I. Capital Appreciation                             271                   -                  -
           AIM V.I. International Equity                             290                   -                  -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
June 30, 2000
Unaudited

(8)    UNITS OUTSTANDING, CONTINUED:

                                                            6/30/00            12/31/99            12/31/98
                                                        -----------------  ------------------  -----------------

       Accumulation Units:
         Flexible premium variable universal life (FPVL):
           Alliance Premier Growth                                 2,012                   -                  -
           Alliance Real Estate Investment                           924                   -                  -
           Liberty Newport Tiger Fund, Variable                      276                   -                  -
           Goldman Sachs Growth and Income                           551                   -                  -
           Goldman Sachs International Equity                         10                   -                  -
           Goldman Sachs Global Income                                10                   -                  -
           Kemper Small Cap Growth                                   975                   -                  -
           Kemper Small Cap Value                                    291                   -                  -
           Kemper Government Securities                               10                   -                  -
           MFS Research                                              484                   -                  -
           MFS Growth with Income                                  1,779                   -                  -
           MFS Emerging Growth                                       282                   -                  -
           MFS High Income                                           285                   -                  -




           MFS Global Governments                                     10                   -                  -
           Oppenheimer Capital Appreciation                           10                   -                  -
           Oppenheimer Main Street Growth & Income                    10                   -                  -
           Oppenheimer High Income                                    10                   -                  -
           Oppenheimer Bond                                        1,086                   -                  -
           Oppenheimer Strategic Bond                                 10                   -                  -
           Putnam VT Growth and Income                             1,438                   -                  -
           Putnam VT New Value                                        10                   -                  -
           Putnam VT Vista                                         1,032                   -                  -
           Putnam VT International Growth                             10                   -                  -
           Putnam VT International New Opportunities               1,935                   -                  -
           Franklin Small Cap                                         10                   -                  -
           Templeton International Securities                      1,311                   -                  -
           Templeton Developing Markets Securities                   567                   -                  -
           Templeton Mutual Shares Securities                         10                   -                  -




                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets



                                                                                   JUNE 30,
                                                                                     2000             DECEMBER 31,
                                       Assets                                     (UNAUDITED)             1999
                                                                                ----------------   --------------------
                                                                                            (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,533,343 in 2000 and $1,575,536 in 1999)                              $       1,533,046              1,481,997
    Preferred stock - affiliate, at fair value                                               --                  6,892
    Common stock, at fair value                                                              12                     12
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 2000 and 1999                                                        366,137                376,147
    Policy loans                                                                         27,011                 27,778
    Other invested assets                                                                14,529                  4,625
                                                                                ----------------   --------------------

             Total investments                                                        1,940,735              1,897,451

Cash and cash equivalents - interest-bearing                                            107,442                 86,038
Cash - noninterest-bearing                                                                6,913                  5,893
Receivable from sale of securities                                                        3,588                  1,452





Accrued investment income                                                                26,002                 24,992
Deferred policy acquisition costs                                                        16,138                214,120
Present value of future profits                                                              --                 55,406
Value of business acquired                                                              301,843                     --
Goodwill                                                                                 44,589                 16,157
Deferred tax asset, net                                                                   4,078                 21,964
Receivable from OakRe                                                                    66,326                336,376
Federal and state income taxes recoverable                                                1,193                  1,190
Due from affiliates                                                                         972                     --
Other assets                                                                                203                    741
Separate account assets                                                               2,683,805              2,537,962
                                                                                ----------------   --------------------

             Total assets                                                     $       5,203,827              5,199,742
                                                                                ================   ====================







See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued



                                                                                  JUNE 30,
                                                                                    2000             DECEMBER 31,
                       Liabilities and Shareholder's Equity                      (UNAUDITED)             1999
                                                                               ----------------   --------------------
                                                                                           (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                    $       2,035,977              2,270,795
    Future policy benefits                                                              58,652                 58,432
    Payable on return of collateral on loaned securities                                48,841                 37,862
    Payable on purchase of securities                                                    3,940                    516
    Due to affiliates                                                                       --                  4,220
    Accounts payable and other liabilities                                              21,223                 22,905
    Future purchase price payable to OakRe                                                 489                  2,898
    Guaranty fund assessments                                                            9,900                  9,900
    Separate account liabilities                                                     2,683,783              2,537,652
                                                                               ----------------   --------------------






             Total liabilities                                                       4,862,805              4,945,180
                                                                               ----------------   --------------------



Shareholder's equity:
    Common stock, $2 par value. Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                                  5,799                  5,799
    Additional paid-in capital                                                         334,913                260,491
    Retained earnings                                                                      366                 12,906





    Accumulated other comprehensive
      loss - net of tax                                                                    (56)               (24,634)
                                                                               ----------------   --------------------

             Total shareholder's equity                                                341,022                254,562
                                                                               ----------------   --------------------

             Total liabilities and shareholder's equity                      $       5,203,827              5,199,742
                                                                               ================   ====================




See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                  Consolidated Statements of Income (Unaudited)




                                                                              SIX MONTHS ENDED             THREE MONTHS ENDED
                                                                                  JUNE 30,                       JUNE 30,
                                                                             2000           1999            2000           1999
                                                                         -------------  -------------   -------------  -------------
                                                                                               (IN THOUSANDS)

Revenues:
    Premiums                                                           $        3,182          9,755  $        2,267          6,467
    Net investment income                                                      83,004         66,028          41,243         32,125
    Net realized gains (losses)on sales of investments                            377         (4,794)            338         (2,569)





    Separate account fees                                                      18,516         14,326           9,495          7,637
    Other income                                                                2,683          2,797           1,400          1,336
                                                                         -------------  -------------   -------------  -------------

             Total revenues                                                   107,762         88,112          54,743         44,996





                                                                         -------------  -------------   -------------  -------------

Benefits and expenses:
    Interest on policyholder deposits                                          56,116         49,696          28,791         24,504
    Current and future policy benefits                                          5,839         11,918           3,455          8,112
    Operating and other expenses                                               14,902         10,023           8,552          5,646
    Amortization of purchased
      intangible assets                                                        29,591          3,267          16,687          1,639
    Amortization of deferred policy
      acquisition costs                                                            28         10,223             (12)         5,362
                                                                         -------------  -------------   -------------  -------------

             Total benefits and expenses                                      106,476         85,127          57,473         45,263
                                                                         -------------  -------------   -------------  -------------

             Income (loss) before income taxes                                  1,286          2,985          (2,730)          (267)
                                                                         -------------  -------------   -------------  -------------

Income tax expense (benefit):
    Current                                                                         5           (206)              1         (4,421)
    Deferred                                                                      915            755            (525)         4,075
                                                                         -------------  -------------   -------------  -------------

             Total income tax expense (benefit)                                   920            549            (524)          (346)
                                                                         -------------  -------------   -------------  -------------

             Net income (loss)                                         $          366          2,436  $       (2,206)            79
                                                                         =============  =============   =============  =============


See accompanying notes to unaudited consolidated financial statements.



                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity




                                                                                    JUNE 30,
                                                                                      2000            DECEMBER 31,
                                                                                   (UNAUDITED)            1999
                                                                                 ----------------  --------------------
                                                                                            (IN THOUSANDS)
Common stock, balance at beginning
    and end of period                                                          $           5,799                 5,799
                                                                                 ----------------  --------------------

Additional paid-in capital:
    Balance at beginning of period                                                       260,491               220,491
    Adjustment to reflect purchase acquisition                                            49,422                    --
    Capital contribution                                                                  25,000                40,000
                                                                                 ----------------  --------------------

Balance at end of period                                                                 334,913               260,491
                                                                                 ----------------  --------------------

Retained earnings:
    Balance at beginning of period                                                        12,906                26,410
    Adjustment to reflect purchase acquisition                                           (12,906)                   --
    Net income (loss)                                                                        366               (13,504)
                                                                                 ----------------  --------------------

Balance at end of period                                                                     366                12,906
                                                                                 ----------------  --------------------

Accumulated other comprehensive loss:
    Balance at beginning of period                                                       (24,634)                 (614)
    Adjustment to reflect purchase acquisition                                            24,634                    --
    Change in unrealized depreciation of debt and equity securities                         (295)              (91,987)
    Deferred federal income tax impact                                                        31                12,934
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation                                                              --                39,975
    Change in value of business acquired
      attributable to unrealized depreciation                                                208                15,058
                                                                                 ----------------  --------------------

Balance at end of period                                                                     (56)              (24,634)
                                                                                 ----------------  --------------------

             Total shareholder's equity                                        $         341,022               254,562
                                                                                 ================  ====================

Total comprehensive income (loss):
    Net  income (loss)                                                         $             366               (13,504)
    Other comprehensive income (loss) (change in net unrealized
      depreciation of debt and equity securities)                                            (56)              (24,020)
                                                                                 ----------------  --------------------










             Total comprehensive income (loss)                                 $             310               (37,524)
                                                                                 ================  ====================


See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows (Unaudited)




                                                                                   SIX MONTHS ENDED
                                                                                       JUNE 30,
                                                                                 2000           1999
                                                                              ------------   ------------
                                                                                     (IN THOUSANDS)

Reconciliations of net income to net cash provided by operating activities:
      Net income                                                            $         366          2,436
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                       1,943          4,094
           (Decrease) increase in payables and accrued liabilities                 (2,540)         5,163
           Increase in accrued investment income                                   (1,010)        (2,449)
           Amortization of intangible assets and
             deferred policy acquisition costs                                     29,619         13,490
           Amortization and accretion of securities
             premiums and discounts                                                (9,897)           (97)
           Decrease in recapture commissions payable to OakRe                      (2,409)        (1,453)
           Interest credited to intangible assets and deferred
             policy acquisition costs                                             (10,791)        (6,128)
           Net realized (gain) loss on sale of investments                           (377)         4,794
           Interest accumulated on policyholder deposits                           56,116         49,696
           Increase(decrease) in current and
             deferred federal income taxes                                            912         (4,910)
           Commissions and expenses deferred                                      (20,754)       (23,880)





           Other                                                                   (2,679)        10,493
                                                                              ------------   ------------

             Net cash provided by operating activities                             38,499         51,249
                                                                              ------------   ------------





Cash flows from investing activities:
    Cash used in the purchase of investment securities                           (149,949)      (373,923)
    Proceeds from investment securities sold and matured                          121,209        218,492
                                                                              ------------   ------------

             Net cash used in investing activities                          $     (28,740)      (155,431)
                                                                              ------------   ------------

See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

             Consolidated Statements of Cash Flows (Unaudited), Continued




                                                                                   SIX MONTHS ENDED
                                                                                       JUNE 30,
                                                                                 2000           1999
                                                                              ------------   ------------
                                                                                     (IN THOUSANDS)

Cash flows from financing activities:
    Policyholder deposits                                                   $     385,612        484,855
    Transfers from OakRe                                                          282,352        206,951
    Transfer to separate accounts                                                (224,037)      (288,377)
    Return of policyholder deposits                                              (463,870)      (378,266)
    Proceeds from security collateral on securities lending                        10,979         15,874
    Transfers from (to) RGA                                                        (3,371)        35,991
    Capital contributions received                                                 25,000         10,000
                                                                              ------------   ------------






             Net cash provided by financing activities                             12,665         87,028
                                                                              ------------   ------------

             Increase (decrease) in cash and
               cash equivalents                                                    22,424        (17,154)

Cash and cash equivalents at beginning of period                                   91,931         99,778
                                                                              ------------   ------------

Cash and cash equivalents at end of period                                  $     114,355         82,624
                                                                              ============   ============






See accompanying notes to unaudited consolidated financial statements.


                   COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                  AND SUBSIDIARIES
                   (a wholly owned subsidiary of Cova Corporation)

                 Notes to Interim Financial Statements - (Unaudited)

                             June 30, 2000 and 1999



  (1)  BASIS OF PRESENTATION

       The interim consolidated financial statements for Cova Financial Services Life Insurance Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)    MERGER

       The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company

       (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)    CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $316 million was allocated to the Company and its subsidiaries based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:




                                                                          JANUARY 1, 2000
                                                                        ---------------------
                                                                           (IN THOUSANDS)

        Total investments                                                 $      1,902,771
        Cash and cash equivalents                                                   91,931
        Value of business acquired                                                 314,646
        Goodwill                                                                    45,732
        Receivable from OakRe                                                      336,376
        Deferred tax benefits                                                        4,962
        Other assets                                                                28,373
        Separate account assets                                                  2,537,962
                                                                              -------------






           Total assets acquired                                                 5,262,753
                                                                              -------------

        Policyholder deposits                                                    2,274,318
        Future policy benefits                                                      56,709
        Payable for return of collateral on loan securities                         37,862
        Other liabilities                                                           40,500
        Separate account liabilities                                             2,537,652
                                                                              -------------

        Total liabilities assumed                                                4,947,041
                                                                              -------------

            Adjusted purchase price                                       $        315,712
                                                                              =============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $61 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)      INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at June 30, 2000 are as follows:

                                                                          JUNE 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)

        Debt securities:
            U.S. Government
               treasuries                $       25,174            463             (7)          25,630          25,630
            Corporate securities              1,055,038         13,645        (14,895)       1,053,788       1,053,788
            Mortgage-backed securities          222,333          1,438           (799)         222,972         222,972
        Asset-backed securities                 230,797          3,686         (3,827)         230,656         230,656
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,533,342         19,232        (19,528)       1,533,046       1,533,046

        Equity securities                            12              -              -               12              12
        Mortgage loans (net)                    366,139          1,037              -          367,176         366,139
        Other invested assets                    14,529              -              -           14,529          14,529
        Policy loans                             27,012              -              -           27,012          27,012
                                           --------------  -------------- --------------- --------------- --------------






                Total investments        $    1,941,034         20,269        (19,528)       1,941,775       1,940,738
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts         $           22              -              -               22              22
                                           ==============  ============== =============== =============== ==============


        As of June 30, 2000, the Company had six impaired debt securities with estimated fair value of $9,200,000, of which one debt security, with estimated fair value of $4,400,000, became nonincome producing in 2000. The Company's valuation allowance for potential losses on mortgage loans is $1,090,000 at June 30, 2000.

        The amortized cost and estimated fair value of debt securities at June 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                      JUNE 30, 2000
                                                               ------------------------------
                                                                                 ESTIMATED
                                                                  AMORTIZED        FAIR
                                                                    COST           VALUE
                                                               --------------  --------------
                                                                     (IN THOUSANDS)

        Less than one year                                   $       60,999          61,104
        Due after one year through five years                       556,884         556,290
        Due after five years through ten years                      385,586         385,310
        Due after ten years                                          76,743          76,714
        Mortgage-backed securities                                  453,130         453,628
                                                               --------------  --------------

                      Total                                  $    1,533,342       1,533,046
                                                               ==============  ==============



        At June 30, 2000, approximately 90.9% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.1% noninvestment grade debt securities, 7.3% are rated as BB, 1.1% are rated as B, and .7 % are rated C and treated as impaired.






        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:


                                                                        SIX MONTHS ENDED      THREE MONTHS ENDED
                                                                            JUNE 30,                  JUNE 30,
                                                                      2000          1999         2000         1999
                                                                   ------------  ----------- ------------ -----------
                                                                                     (IN THOUSANDS)

        Income on debt securities                                $    65,832        50,849       32,741       25,274
        Income on mortgage loans                                      15,357        13,666        7,644        6,095
        Income on short-term investments                               1,574         1,013          831          548
        Interest on policy loans                                       1,076         1,043          526          530
        Income on equity securities                                      136           281            -          137
        Miscellaneous interest                                           249           283          117          114
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                84,224        67,135       41,859       32,698
        Investment expenses                                           (1,220)       (1,107)        (616)        (573)
                                                                   ------------  ------------ ------------ -------------
               Net investment income                             $    83,004        66,028       41,243       32,125
                                                                   ============  ============ ============ =============

        Net realized capital gains(losses) - debt securities     $       377        (4,794)         338       (2,569)
                                                                   ============  ============ ============ =============


                                                                                    JUNE 30, 2000     DECEMBER 31,
                                                                                      UNAUDITED           1999
                                                                                   -----------------------------------
                                                                                             (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                      $      (295)             (93,540)
            Preferred stock - affiliate                                                    -               (2,108)
            Common stock                                                                   -                  (25)





            Effects on deferred acquisition costs amortization                             -               43,190
            Effects on PVFP amortization                                                   -               14,585
            Effects on VOBA amortization                                                 208                    -
                                                                                   -----------------   ---------------
               Unrealized depreciation before income tax                                 (87)             (37,898)
            Unrealized income tax benefit                                                 31               13,264





                                                                                   -----------------   ---------------
               Unrealized depreciation on investments                            $       (56)             (24,634)
                                                                                   =================   ===============



(5)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at June 30, 2000.

(6)    STATUTORY SURPLUS

       As of June 30, 2000, the Company's statutory capital and surplus was $104,199,976. The Company's statutory net losses for the periods ended June 30, 2000 and 1999 were $14,122,054 and $9,554,724, respectively.

(7)    RELATED-PARTY TRANSACTIONS

       On October 31, 1999, the Company's affiliate Cova Life Management Company
       (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

       The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of June 30, 2000 and 1999 were $15,887,385 and $10,768,818, respectively.

(8)    REINSURANCE

       Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25,

       1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

(9)    SUBSEQUENT EVENT

       On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(10)   OTHER

       Certain 1999 amounts have been reclassified to conform to the 2000 presentation.



CL-4395 (9/00)                                                   21-RVUL-SL-1